Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Statement [line items]
Schedule of Property, Plant and Equipment, Net
a)
An analysis of activity in property, plant and equipment, net for the years ended December 31, 2017, 2018 and 2019 is as follows:

	At December 31, 2016		Additions		Retirements		Business combinations		Effect of translation of foreign subsidiaries		Depreciation for the year		At December 31, 2017
Cost
Network in operation and equipment	Ps.	971,276,013	Ps.	78,272,882	Ps.	(21,657,715)	Ps.	599,306	Ps.	(38,824,540)	Ps.	—	Ps.	989,665,946
Land and buildings		62,135,411		2,858,996		(415,219)		27,686		(2,022,685)		—		62,584,189
Other assets		144,927,016		19,287,525		(8,112,571)		80,734		(5,866,897)		—		150,315,807
Construction in process and advances plant suppliers (1)		49,719,884		66,383,381		(41,279,573)		34,705		(737,023)		—		74,121,374
Spare parts for operation of the network		28,283,048		27,013,148		(27,979,816)		3,576		(728,358)		—		26,591,598

Total		1,256,341,372		193,815,932		(99,444,894)		746,007		(48,179,503)		—		1,303,278,914

Accumulated depreciation
Network in operation and equipment		495,887,086		—		(21,214,724)		—		(32,860,339)		110,533,486		552,345,509
Buildings		10,481,322		—		(1,568,542)		—		(940,054)		2,682,559		10,655,285
Other assets		48,459,697		—		(4,572,509)		—		(2,251,958)		21,724,299		63,359,529
Spare parts for operation of the network		323,201		—		(9,205)		—		(4,339)		265,736		575,393

Total	Ps.	555,151,306	Ps.	—	Ps.	(27,364,980)	Ps.	—	Ps.	(36,056,690)	Ps.	135,206,080	Ps.	626,935,716

Net Cost	Ps.	701,190,066	Ps.	193,815,932	Ps.	(72,079,914)	Ps.	746,007	Ps.	(12,122,813)	Ps.	(135,206,080)	Ps.	676,343,198

	At December 31, 2017		Additions		Retirements		Business combinations		Effect of translation of foreign subsidiaries and hyperinflation adjustment		Depreciation for the year		At December 31, 2018
Cost
Network in operation and equipment	Ps.	989,665,946	Ps.	68,900,443	Ps.	(1,610,246)	Ps.	128,246	Ps.	(87,888,453)	Ps.	—	Ps.	969,195,936
Land and buildings		62,584,189		4,429,433		(3,987,671)		8,874		(5,904,499)		—		57,130,326
Other assets		150,315,807		25,268,252		(13,377,798)		2,578		(12,399,702)		—		149,809,137
Construction in process and advances plant suppliers (1)		74,121,374		92,285,397		(76,978,798)		1,379		(8,336,823)		—		81,092,529
Spare parts for operation of the network		26,591,598		49,380,349		(44,626,488)		1,939		(2,902,869)		—		28,444,529

Total		1,303,278,914		240,263,874		(140,581,001)		143,016		(117,432,346)		—		1,285,672,457

Accumulated depreciation
Network in operation and equipment		552,345,509		—		(28,712,096)		—		(67,907,227)		104,279,361		560,005,547
Buildings		10,655,285		—		(2,311,442)		—		(2,157,996)		2,625,102		8,810,949
Other assets		63,359,529		—		(2,418,837)		—		(6,579,983)		22,172,785		76,533,494
Spare parts for operation of the network		575,393		—		(160,696)		—		(131,429)		38,479		321,747

Total	Ps.	626,935,716	Ps.	—	Ps.	(33,603,071)	Ps.	—	Ps.	(76,776,635)	Ps.	129,115,727	Ps.	645,671,737

Net Cost	Ps.	676,343,198	Ps.	240,263,874	Ps.	(106,977,930)	Ps.	143,016	Ps.	(40,655,711)	Ps.	(129,115,727)	Ps.	640,000,720

	At December 31, 2018		Additions		Retirements		Business combinations		Effect of translation of foreign subsidiaries and hyperinflation adjustment		Depreciation for the year		At December 31, 2019
Cost
Network in operation and equipment	Ps.	969,195,936	Ps.	82,992,062	Ps.	(13,417,360)	Ps.	9,572,805	Ps.	(57,669,840)	Ps.	—	Ps.	990,673,603
Land and buildings		57,130,326		1,530,677		(4,025,222)		115,935		(3,950,463)		—		50,801,253
Other assets		149,809,137		26,881,611		(7,594,735)		1,021,051		(7,776,500)		—		162,340,564
Construction in process and advances plant suppliers (1)		81,092,529		82,640,305		(76,892,011)		209,790		(5,511,439)		—		81,539,174
Spare parts for operation of the network		28,444,529		44,776,904		(36,525,735)		—		(2,462,605)		—		34,233,093

Total		1,285,672,457		238,821,559		(138,455,063)		10,919,581		(77,370,847)		—		1,319,587,687

Accumulated depreciation
Network in operation and equipment		560,005,547		—		(24,954,514)		—		(47,778,627)		93,097,695		580,370,101
Buildings		8,810,949		—		(287,072)		—		(1,386,974)		2,330,405		9,467,308
Other assets		76,533,494		—		(695,425)		—		(4,754,982)		19,249,104		90,332,191
Spare parts for operation of the network		321,747		—		(283,986)		—		(79,226)		116,182		74,717

Total	Ps.	645,671,737	Ps.	—	Ps.	(26,220,997)	Ps.	—	Ps.	(53,999,809)	Ps.	114,793,386	Ps.	680,244,317

Net Cost	Ps.	640,000,720	Ps.	238,821,559	Ps.	(112,234,066)	Ps.	10,919,581	Ps.	(23,371,038)	Ps.	(114,793,386)	Ps.	639,343,370

(1)	Construction in progress includes fixed and mobile network facilities as well as satellite developments and fiber optic which is in the process of being installed.

Schedule of Relevant Information Related to Computation of Capitalized Borrowing Costs

	Year ended December 31,
	2017	2018	2019
Amount invested in the acquisition of qualifying assets	Ps. 49,642,370	Ps. 45,456,630	Ps. 50,783,957
Capitalized interest	2,875,034	2,020,288	2,233,358
Capitalization rate	5.8%	4.4%	4.4%